Segment Reporting (Details) - Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total Revenue	$ 105,695,648	$ 81,540,776
Depreciation of property, plant and equipment	(12,656,056)	(12,615,658)
Interest on borrowings	(17,606,995)	(22,177,769)
Interest on lease liabilities	(3,086,680)	(3,043,214)
Asset retirement obligation - accretion expense	(68,040)	(65,859)
Litigation settlement	(55,746,035)
Expected credit losses of trade accounts receivables	(18,202,132)
Write-off of advances to contractor	(15,006,262)
Write-off of trade accounts receivables	(927,519)
Change in estimated fair value of derivative warrant liability	3,931,592	7,430,035
(Loss) / profit for the year	(48,328,195)	27,229,285
Assets of the segment	485,984,047	473,601,847
Consolidated [Member]
Revenue
Total Revenue	105,695,648	81,540,776
Depreciation of property, plant and equipment	(12,656,056)	(12,615,658)
Interest on borrowings	(17,606,995)	(22,177,769)
Interest on lease liabilities	(3,086,680)	(3,043,214)
Changes in fair value of derivative financial instruments	(3,653,296)	3,840,379
Asset retirement obligation - accretion expense	(68,040)	(65,859)
Litigation settlement	(55,746,035)
Expected credit losses of trade accounts receivables	(18,202,132)
Write-off of advances to contractor	(15,006,262)
Write-off of trade accounts receivables	(927,519)
Change in estimated fair value of derivative warrant liability	3,931,592	7,430,035
(Loss) / profit for the year	(48,328,195)	27,229,285
Assets of the segment	485,984,047	473,601,847
Liabilities of the segment	429,217,550	368,507,155
Other disclosures
Capital expenditures	13,278,355	19,193,314
Consolidated [Member] | External Customers [Member]
Revenue
Total Revenue	105,695,648	81,540,776
Consolidated [Member] | Inter-Segment [Member]
Revenue
Total Revenue
Oil Storage and Related Services [Member]
Revenue
Total Revenue	105,695,648	81,540,776
Depreciation of property, plant and equipment	(13,289,473)	(12,523,131)
Interest on borrowings	(17,424,761)	(22,048,383)
Interest on lease liabilities	(3,392,118)	(3,043,214)
Changes in fair value of derivative financial instruments	(3,653,296)	3,840,379
Asset retirement obligation - accretion expense	(68,040)	(65,859)
Litigation settlement	(55,746,035)
Expected credit losses of trade accounts receivables	(18,202,132)
Write-off of advances to contractor	(15,006,262)
Write-off of trade accounts receivables	(927,519)
Change in estimated fair value of derivative warrant liability	3,931,592	7,430,035
(Loss) / profit for the year	(48,626,082)	27,230,804
Assets of the segment	559,911,354	549,054,357
Liabilities of the segment	430,135,412	366,384,681
Other disclosures
Capital expenditures	13,278,355	19,193,314
Oil Storage and Related Services [Member] | External Customers [Member]
Revenue
Total Revenue	105,695,648	81,540,776
Oil Storage and Related Services [Member] | Inter-Segment [Member]
Revenue
Total Revenue
Other Operating Segment [Member]
Revenue
Total Revenue	884,835	612,578
Depreciation of property, plant and equipment	(111,032)	(92,527)
Interest on borrowings	(182,234)	(129,386)
Interest on lease liabilities
Changes in fair value of derivative financial instruments
Asset retirement obligation - accretion expense
Litigation settlement
Expected credit losses of trade accounts receivables
Write-off of advances to contractor
Write-off of trade accounts receivables
Change in estimated fair value of derivative warrant liability
(Loss) / profit for the year	65,830	(1,519)
Assets of the segment	3,371,209	3,185,417
Liabilities of the segment	1,846,198	2,190,538
Other disclosures
Capital expenditures
Other Operating Segment [Member] | External Customers [Member]
Revenue
Total Revenue
Other Operating Segment [Member] | Inter-Segment [Member]
Revenue
Total Revenue	884,835	612,578
Adjustments and Eliminations [Member]
Revenue
Total Revenue	(884,835)	(612,578)
Depreciation of property, plant and equipment	744,449
Interest on borrowings
Interest on lease liabilities	305,438
Changes in fair value of derivative financial instruments
Asset retirement obligation - accretion expense
Litigation settlement
Expected credit losses of trade accounts receivables
Write-off of advances to contractor
Write-off of trade accounts receivables
Change in estimated fair value of derivative warrant liability
(Loss) / profit for the year	232,057
Assets of the segment	(77,298,516)	(78,637,927)
Liabilities of the segment	(2,764,060)	(68,064)
Other disclosures
Capital expenditures
Adjustments and Eliminations [Member] | External Customers [Member]
Revenue
Total Revenue
Adjustments and Eliminations [Member] | Inter-Segment [Member]
Revenue
Total Revenue	$ (884,835)	$ (612,578)